Subsequent events (Details) - Reynolds Notes, Senior Secured Notes 6.875% [member] - USD ($) $ in Millions	Feb. 15, 2018	Oct. 07, 2016
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument, repurchased face amount		$ 350
Subsequent Event [member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument, repurchased face amount	$ 300
Debt instrument, redemption price, percentage of principal amount redeemed	101.146%